NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Balance, January 1, 2022	$ 92,527
Issued during the months ended December 31, 2022	297,807
Change in fair value recognized in operations	(203,822)
Converted during the months ended December 31, 2022	(84,501)
Balance, December 31, 2022	$ 102,011